Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,082,750.00
Total Fee Amount	1,530.53
Total Offset Amount	0.00
Net Fee	$ 1,530.53
Offering Table N/A
Offset Table N/A	N/A